INCOME AND EXPENSES ITEMS - Summary of Employee Benefits Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 27,717	$ 30,440	$ 29,293
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	12,555	14,088	13,065
Labor and health insurance costs	79	77	71
Pension costs	886	828	736
Other employment benefits	734	843	702
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	3,881	4,191	3,557
Labor and health insurance costs	9	8	7
Pension costs	337	360	300
Other employment benefits	25	36	14
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	7,950	8,435	8,861
Labor and health insurance costs	103	104	89
Pension costs	608	661	640
Other employment benefits	138	222	186
Director fees	$ 412	$ 587	$ 1,065